UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: May 30, 2008

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Michael S. Smith
Title:              Executive Vice President & Manager
Phone:              620-694-2374
Signature,          Place,              and Date of Signing:
Michael S. Smith    Hutchinson, KS      August 1, 2008
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT

                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 49
Form 13F Information Table Value Total: $139,332

List of Other Included Managers:

No.  13F FILE NUMBER               NAME

FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                       COM            002824100     805   15,200 SH       DEFINED           15,200
Aflac Inc                                 COM            001055102     496    7,900 SH       DEFINED            7,900
AT&T Inc                                  COM            00206R102     836   24,801 SH       DEFINED           19,606          5,195
Bank of America Corp                      COM            060505104   1,480   61,995 SH       DEFINED           60,645          1,350
Barrick Gold Corp                         COM            067901108     265    5,830 SH       DEFINED            5,830
Baxter International Inc                  COM            071813109     213    3,324 SH       DEFINED            3,324
BP PLC                                    SPONSORED ADR  055622104     742   10,668 SH       DEFINED           10,668
Chevron Corp                              COM            166764100     222    2,240 SH       DEFINED            1,840            400
Cisco Systems Inc                         COM            17275R102     460   19,760 SH       DEFINED           19,760
Coca Cola Co                              COM            191216100     561   10,785 SH       DEFINED           10,785
Commerce Bancshares Inc                   COM            200525103     963   24,273 SH       DEFINED           24,273
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407   4,105  144,126 SH       DEFINED          143,031          1,095
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308   7,709  288,195 SH       DEFINED          286,085          2,110
Danaher Corp                              COM            235851102     638    8,250 SH       DEFINED            8,250
Disney Walt Co                            COM DISNEY     254687106     236    7,576 SH       DEFINED            7,576
Eaton Vance Corp                          COM NON VTG    278265103     254    6,400 SH       DEFINED            6,400
Emerson Electric Co                       COM            291011104   1,429   28,892 SH       DEFINED           28,892
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506  14,353  162,212 SH       DEFINED          161,279            933
Entergy Corp New                          COM            29364G103     329    2,733 SH       DEFINED            2,733
Exxon Mobil Corp                          COM            30231G102   1,855   21,044 SH       DEFINED           21,044
Financial Select Sector SPDR              SBI INT-FINL   81369Y605  11,178  551,723 SH       DEFINED          546,821          4,902
General Electric Co                       COM            369604103     772   28,942 SH       DEFINED           28,942
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209  12,135  396,822 SH       DEFINED          394,235          2,587
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704   9,723  285,892 SH       DEFINED          283,821          2,071
International Business Machines Corp      COM            459200101     308    2,600 SH       DEFINED            2,400            200
iShares Comex Gold Trust                  ISHARES        464285105     785    8,600 SH       DEFINED                           8,600
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465  17,174  250,100 SH       DEFINED          248,674          1,426
J C Penney Co Inc                         COM            708160106     236    6,514 SH       DEFINED            6,514
Johnson & Johnson                         COM            478160104   1,021   15,866 SH       DEFINED           15,866
JPMorgan Chase & Co                       COM            46625H100     291    8,470 SH       DEFINED            8,470
Materials Select Sector SPDR              SBI MATERIALS  81369Y100   4,182  100,206 SH       DEFINED           99,666            540
McDonalds Corp                            COM            580135101   1,712   30,450 SH       DEFINED           30,450
McGraw Hill Companies Inc                 COM            580645109     231    5,760 SH       DEFINED            5,760
Medtronic Inc                             COM            585055106     238    4,600 SH       DEFINED            1,100          3,500
Northern Tr Corp                          COM            665859104     221    3,218 SH       DEFINED            3,218
Nucor Corp                                COM            670346105     492    6,591 SH       DEFINED            6,591
Pfizer Inc                                COM            717081103     278   15,900 SH       DEFINED           15,900
Praxair Inc                               COM            74005P104     302    3,200 SH       DEFINED            3,200
Procter & Gamble Co                       COM            742718109   1,613   26,522 SH       DEFINED           25,889            633
Southwestern Energy                       COM            845467109     857   18,000 SH       DEFINED                          18,000
Stryker Corp                              COM            863667101     632   10,050 SH       DEFINED           10,050
Technology Select Sector SPDR             SBI INT-TECH   81369Y803  16,454  718,223 SH       DEFINED          713,858          4,365
The Kroger Co                             COM            501044101  11,143  385,987 SH       DEFINED          385,987
US Bancorp                                COM NEW        902973304     319   11,448 SH       DEFINED           11,448
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886   6,816  167,460 SH       DEFINED          166,527            933
Wachovia Cp 2nd New                       COM            929903102     189   12,146 SH       DEFINED           12,146
Wal-Mart Stores Inc                       COM            931142103   1,336   23,768 SH       DEFINED           23,768
Walgreen Co                               COM            931422109     477   14,664 SH       DEFINED           14,664
Wells Fargo & Co New                      COM            949746101     266   11,213 SH       DEFINED           11,213